Barclays PLC (the Parent company)	12 Months Ended
Dec. 31, 2019
42. Barclays PLC (the Parent company)
Barclays PLC (the Parent company)

42 Barclays PLC (the Parent company)

Total income

Dividends received from subsidiaries

Dividends received from subsidiaries of £1,560m (2018: £15,360m, 2017: £674m) largely relates to dividends received from Barclays Bank UK PLC £1,050m, Barclays Execution Services Limited £250m and Barclays Bank PLC £233m. The dividends received in 2018 included both a dividend in specie, representing the transfer of the holding in Barclays Bank UK PLC from Barclays Bank PLC to Barclays PLC, and ordinary dividends from subsidiaries.

Other income

Other income of £1,760m (2018: £923m, 2017: £690m) includes £813m (2018: £752m, 2017: £639m) of income received from gross coupon payments on Barclays Bank PLC and Barclays Bank UK PLC issued AT1 securities and £947m of fair value and foreign exchange gains on other positions with subsidiaries. This includes a fair value net loss of £81m for own credit movements on financial liabilities designated at fair value.

Total assets and liabilities

Investment in subsidiaries

The investment in subsidiaries of £59,546m (2018: £57,374m) predominantly relates to investments in Barclays Bank PLC and Barclays Bank UK PLC, as well as holdings of their AT1 securities of £10,843m (2018: £9,666m). The increase of £2,172m during the year was predominantly driven by capital contributions into Barclays Bank PLC totaling £995m and additional AT1 holdings of $2,000m, £1,000m and £1,000m, partially offset by the redemption of AT1 holdings with principal amounts totaling $1,211m, €1,077m and £698m.

At the end of each reporting period an impairment review is undertaken in respect of investment in subsidiaries. Impairment is required where the investment exceeds the recoverable amount. The recoverable amount is calculated using a value in use (VIU) methodology to arrive at the present value of future cash flows expected to be derived from the investment. The VIU calculation uses forecast attributable profit, based on financial budgets approved by management, covering a five-year period, as an approximation of future cash flows. A terminal growth rate of 1.5% has been applied to arrive at cash flows thereafter, which is based on long term expected growth rates published by the International Monetary Fund. The forecasted cash flows have been discounted at a pre-tax rate of 13.7%. The calculation showed a VIU higher than the carrying value of investments in ordinary shares and no impairment was recognised as a result of the impairment review.

Financial assets and liabilities designated at fair value

Financial liabilities designated at fair value of £3,498m (2018: £nil) comprises $2,750m Fixed-to-Floating Rate Senior Notes, £600m Fixed Rate Senior Notes, AUD940m Fixed and Floating Rate Senior Notes and ¥20,000m Fixed-to-Floating Rate Bonds. The proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC and are included within the financial assets designated at fair value through the income statement balance of £10,348m (2018: £6,945m). The effect of changes in the liabilities’ fair value, including those due to credit risk, is expected to offset the changes in the fair value of the related financial asset in the income statement. The cumulative own credit net loss on financial liabilities designated at fair value is £81m (2018: £nil). The difference between the financial liabilities’ carrying amount and the contractual amount on maturity is £174m (2018: £nil).

Subordinated liabilities and Debt Securities in issue

During the year, Barclays PLC issued $1,500m of Fixed-to-Floating Rate Subordinated Notes, which are included within the subordinated liabilities balance of £7,656m (2018: £6,775m). Debt Securities in issue of £30,564m (2018: £32,373m) have reduced in the year due to the maturity of positions with subsidiaries partially offset by an issuance of a new Senior Fixed Rate Note of €750m.

Management of internal investments, loans and advances

Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as the Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).

Total equity

Called up share capital and share premium

Called up share capital and share premium of Barclays PLC is £4,594m (2018: £4,311m). The increase in the year is primarily due to shares issued under employee share schemes and the Scrip Dividend Programme.

Other equity instruments

Other equity instruments of £10,865m (2018: £9,633m) comprises AT1 securities issued by Barclays PLC. AT1 securities are perpetual subordinated contingent convertible securities structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date. There have been three issuances during the year with principal amounts totaling $2,000m, £1,000m and £1,000m, and redemptions with principal amounts $1,211m, €1,077m and £698m. For further details, please refer to Note 28.